Commitments and contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) organization employee	Sep. 30, 2022	Jan. 31, 2018	Dec. 31, 2025 USD ($) organization employee	Dec. 31, 2024 USD ($)
Commitments and contingencies [line items]
Percentage of employees unionized				31.90%
Number of company's employees | employee	640			640
Loans and borrowings	$ 1,980,441			$ 1,980,441	$ 1,670,807
Credit Facilities
Commitments and contingencies [line items]
Undrawn borrowing facilities	160,000			160,000	175,000
Loans and borrowings	$ 0			$ 0
Labor unions
Commitments and contingencies [line items]
Percentage of employees unionized				65.90%
Number of company's employees | employee	8,565			8,565
Number of union organizations | organization	9			9
Labor unions | PANAMA
Commitments and contingencies [line items]
Number of union organizations | organization	5			5
Labor unions | Colombia
Commitments and contingencies [line items]
Number of union organizations | organization	4			4
Labor unions | Colombia | Bottom of range
Commitments and contingencies [line items]
Collective bargaining agreements terms				2 years
Labor unions | Colombia | Top of range
Commitments and contingencies [line items]
Collective bargaining agreements terms				3 years
Labor unions | Colombia | ACAV
Commitments and contingencies [line items]
Collective bargaining agreements terms			2 years
Labor unions | Colombia | SINTRATAC
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years	4 years
Lines of credit for working capital and letters of credit
Commitments and contingencies [line items]
Letters of credit	$ 27,000			$ 27,000	$ 20,600
Up to one year
Commitments and contingencies [line items]
Contractual capital commitments	200,000			200,000
2027
Commitments and contingencies [line items]
Contractual capital commitments	500,000			500,000
2028
Commitments and contingencies [line items]
Contractual capital commitments	900,000			900,000
2029
Commitments and contingencies [line items]
Contractual capital commitments	400,000			400,000
Thereafter
Commitments and contingencies [line items]
Contractual capital commitments	$ 2,700,000			$ 2,700,000